Commitments and Contingencies (Details) - USD ($)		1 Months Ended		6 Months Ended
	Feb. 26, 2020	Nov. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs					$ 1,025,000
Amount owed to cover all outstanding obligations			$ 600,000		600,000
Total minimum lease payments			1,578,821		1,578,821	$ 2,677,637	$ 4,832,700
Amount accrued						$ 1,225,000
Good Dermatology
Commitments And Contingencies [Line Items]
Amount owed to cover all outstanding obligations	$ 600,000
Condition of amount elected to pay directly					200,000
Within five business days after Final Dismissal occurred
Commitments And Contingencies [Line Items]
Amount of payments to Director Defendants causing insurers		$ 100,000		$ 100,000
Payments to Plaintiffs				$ 3,675,000
Within five business days of the Plaintiffs' receipt of the First Payment
Commitments And Contingencies [Line Items]
Payments to Plaintiffs		$ 3,675,000
Payments to be made to Plaintiffs					1,225,000
Number of common shares equivalent to which Plaintiffs held amount		5,901,076		5,901,076
Within five business days after the Effective Date
Commitments And Contingencies [Line Items]
Amount received for rent and employee costs from plantiff					$ 400,000
Within five business days after the Effective Date | Good Dermatology
Commitments And Contingencies [Line Items]
Amount received for rent and employee costs from plantiff			$ 400,000
Within five business days of wound down | Good Dermatology
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,225,000
Amount owed to cover all outstanding obligations	600,000
If plantiff elected to pay $200,000 directly to Science 37
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,225,000
Condition of amount elected to pay directly	200,000
If plantiff elected to pay $0 directly to Science 37
Commitments And Contingencies [Line Items]
Payments to be made to Plaintiffs	1,025,000			$ 0
Condition of amount elected to pay directly	$ 0